Summary of significant accounting policies (Details Narrative) $ in Thousands, $ in Thousands				2 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2025 shares	Apr. 24, 2025 Integer shares	Feb. 19, 2025	Jun. 30, 2025 shares	Jun. 30, 2025 USD ($) Integer shares	Sep. 30, 2024 USD ($) Segment shares	Sep. 30, 2024 CAD ($) Segment shares	Sep. 30, 2023 CAD ($)	Apr. 17, 2025 USD ($)	Jan. 01, 2025 shares	Apr. 30, 2024 USD ($)	Jan. 18, 2024 shares	Jan. 01, 2024 shares	Dec. 15, 2023 shares	Jan. 01, 2023 shares	Jan. 25, 2022 shares	Jan. 01, 2022 shares	Jul. 16, 2021 shares
Property, Plant and Equipment [Line Items]
Share Repurchase Program, Authorized, Amount | $									$ 6,500		$ 5,000
Stock Repurchased During Period, Shares				76,800
Lessee, Operating Lease, Remaining Lease Term	12 months			12 months	12 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage					10.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized						675,124	675,124							650,000
Number of reportable segments		2			2	2	2
Number of operating segments | Segment						43	43
Allowance for credit losses					$ 88	$ 202	$ 273	$ 473
Employee Stock [Member]
Property, Plant and Equipment [Line Items]
Stock option, granted						0	0
Minimum [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Remaining Lease Term						3 years	3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period					0 days	3 months	3 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period						3 months	3 months
Maximum [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Remaining Lease Term						10 years	10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period					3 years	2 years	2 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period						2 years	2 years
2019 Incentive Award Plan [Member]
Property, Plant and Equipment [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		24,621
Stock Issued During Period, Shares, Acquisitions		9,469,000
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardMaximumAnnualIncreaseOfEquityAwardAuthorizedPercentOfCommonStockOutstanding]		10.00%	20.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized	1,928,023	1,504,891		1,928,023	1,928,023					183,010		138,636	72,903		66,887	65,909	66,242	10,227
2019 Incentive Award Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Property, Plant and Equipment [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period	34,091